Credit Impairment Losses and Provisions	12 Months Ended
Dec. 31, 2018
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Credit Impairment Losses and Provisions

8. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

	Group
	2018 £m	2017 £m	2016 £m
Credit impairment losses:
Loans and advances to customers (See Note 14)	189	257	132
Recoveries of loans and advances, net of collection costs (See Note 14)	(42)	(54)	(65)
Off-balance sheet exposures (See Note 30)	6

	153	203	67

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 30)	257	385	397
Provisions for RV and voluntary termination (See Note 14)	—	8	—

	257	393	397

	410	596	464

The credit impairment loss allowance requirements introduced by IFRS 9 mandated a change from recognising impairment losses on an incurred loss basis (as reflected in 2017) to an expected credit loss (ECL) basis (as reflected in 2018). For more on this change in methodology, see the IFRS 9 accounting policy changes in Note 1 and the IFRS 9 transition disclosures in Note 44. There were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at fair value through other comprehensive income.